Investments (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended
	Feb. 02, 2013 investments	Mar. 03, 2012
Schedule of Investments
Guaranteed or Insured Percentage, Low Range (as a percent)	95.00%
Guaranteed or Insured Percentage, High Range (as a percent)	100.00%
Debt Securities (Auction-Rate Securities) [Member]
Schedule of Investments
Auction Rate Securities, Maturity Date Range, Start (in years)	10 years
Auction Rate Securities, Maturity Date Range, End (in years)	29 years
Student loan bonds [Member]
Schedule of Investments
Guaranteed or Insured Percentage, Low Range (as a percent)	95.00%
Guaranteed or Insured Percentage, High Range (as a percent)	100.00%
Municipal revenue bonds [Member]
Schedule of Investments
Percentage Insured by Rated Bond Insurers (as a percent)	100.00%
Auction Rate Securities, Interval 1 [Member]
Schedule of Investments
Interval of auction rate securities	7 days
Auction Rate Securities, Interval 2 [Member]
Schedule of Investments
Interval of auction rate securities	28 days
Auction Rate Securities, Interval 3 [Member]
Schedule of Investments
Interval of auction rate securities	35 days
Scenario, Previously Reported [Member]
Schedule of Investments
Investments, remaining net carrying value	$ 21	$ 82
Total equity and other investments	86	140
Securities redeemed	65
Investments in portfolio (investments)	6
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(1)	(3)
Scenario, Previously Reported [Member] | Debt Securities (Auction-Rate Securities) [Member]
Schedule of Investments
Investments, remaining net carrying value	21
Total equity and other investments	21	82
Auction Rate Securities, Par Value	23	88
Weighted Average Interest Rate Percentage (as a percent)	0.40%	0.50%
Percentage of Portfolio With Credit Rating AAA/Aaa (as a percent)	35.00%
Percentage of Portfolio With Credit Rating AA/Aa (as a percent)	20.00%
Percentage of Portfolio With Credit Rating A/A (as a percent)	45.00%
Pre-tax unrealized gain (loss) in accumulated other comprehensive income	2
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(1)	(3)
Scenario, Previously Reported [Member] | Student loan bonds [Member]
Schedule of Investments
Investments, remaining net carrying value	19	80
Scenario, Previously Reported [Member] | Municipal revenue bonds [Member]
Schedule of Investments
Investments, remaining net carrying value	2	2
Scenario, Previously Reported [Member] | Marketable Equity Securities [Member]
Schedule of Investments
Total equity and other investments	27	3
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	3	0
Scenario, Previously Reported [Member] | Marketable Equity Securities, Other [Member]
Schedule of Investments
Total equity and other investments	27	3
Scenario, Previously Reported [Member] | Other Investments [Member]
Schedule of Investments
Total equity and other investments	$ 38	$ 55